Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows provided by/(used in) operating activities:
Net (loss)/income	$ 6,880,152	$ 1,219,603	$ (803,150)	$ (1,384,385)
Adjustments to reconcile net income (loss) to net cash provided/(used in) by operating activities:
Depreciation and amortization	491,066	711,375	935,477	1,092,027
Share-based compensation	738,802	896,554	1,181,379	1,882,533
Gain on sale of discontinued operations, net of income taxes	(9,093,268)	(3,448,270)	(3,391,451)	0
Allowance for doubtful accounts or bad debt expense		124,810	134,811
Tax benefit from utilization of loss from current year operations	(1,437,958)	(1,448,260)	(1,507,791)
Change in assets and liabilities
Accounts receivable	139,950	1,880,545	1,533,827	(1,101,549)
Inventory	(92,320)	(438,592)	(9,261)	(10,482)
Other current assets	(170,857)	26,931
Other assets	40,715	91,376	(79,180)	478,919
Accounts payable and accrued expenses	(98,920)	(600,471)	396,352	(724,050)
Deferred credits	(286,937)	(274,746)	(178,305)	(629,781)
Net cash provided by/(used in) operating activities	(2,889,575)	(1,259,145)	(1,787,292)	(396,768)
Cash flows (used in)/provided by investing activities:
Acquisition of property and equipment	(199,532)	(161,519)	(186,956)	(371,390)
Intangible property costs	(197,683)	(187,928)	(253,451)	(224,537)
Proceeds from sale of discontinued operations, net of fees	10,927,268	4,522,460	5,110,855
Net cash (used in)/provided by investing activities	10,530,053	4,173,013	4,670,448	(595,927)
Cash flows (used in)/provided by financing activities
Payments on capital lease obligation	(49,587)	(40,993)	(57,033)	(50,949)
Payment of debt obligations	(1,125,000)	(1,125,000)	(1,500,000)	(1,625,000)
Purchase of treasury stock	(32,221)
Proceeds from the exercise of options and warrants	217,945	96,329	111,957	69,978
Net cash used in financing activities	(988,863)	(1,069,664)	(1,445,076)	(1,605,971)
Net increase in cash and cash equivalents	6,651,615	1,844,204	1,438,080	(2,598,666)
Cash and cash equivalents-beginning of period	7,778,541	6,340,461	6,340,461	8,939,127
Cash and cash equivalents-end of period	14,430,156	8,184,665	7,778,541	6,340,461
Supplemental disclosure of cash flow information
Cash paid for interest	73,917	142,188	178,646	297,875
Dividend on preferred stock	83,631	76,161	102,327	119,754
Cash paid for income taxes	$ 150,000	$ 14,010	$ 14,010	$ 21,618